Vehicles and equipment on operating leases (Summary of Vehicles and Equipment on Operating Lease) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Less - Deferred income and other	¥ (259,124)	¥ (203,679)
Vehicles and equipment on operating leases, gross	6,139,163	5,934,393
Less - Accumulated depreciation	(1,428,779)	(1,352,840)
Less - Allowance for credit losses	(13,314)	(15,013)
Vehicles and equipment on operating leases, net	4,697,070	4,566,540
Vehicles
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	6,383,788	6,124,699
Equipment
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ 14,499	¥ 13,373